Note 13 - Spin-Out Transaction (Details Textual) - CAD ($)	Nov. 04, 2024	Dec. 31, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Total borrowings		$ 544,552	$ 1,138,520
New Foremost share [member]
Statement Line Items [Line Items]
Number of shares per option (in shares)	1
New Foremost share [member] | Foremost warrant ]member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right 1 (in shares)	1
Rio Grande common share [member]
Statement Line Items [Line Items]
Number of shares per option (in shares)	1
Rio Grande common share [member] | Foremost warrant ]member]
Statement Line Items [Line Items]
Class of warrant or right, number of securities called by each warrant or right 1 (in shares)	2
Foremost option [member]
Statement Line Items [Line Items]
Number of options to be transferred and exchanged	0.9136
Number of options received in exchange (in shares)	1
Foremost option 2 [member]
Statement Line Items [Line Items]
Number of options to be transferred and exchanged	0.0864
Rio Grande options [member]
Statement Line Items [Line Items]
Number of options received in exchange (in shares)	2
Foremost RSU [member]
Statement Line Items [Line Items]
Number of units to be transferred and exchanged	0.9136
Foremost replacement RSU [member]
Statement Line Items [Line Items]
Number of units received in exchange (in shares)	1
Foremost RSU 1 [member]
Statement Line Items [Line Items]
Number of units to be transferred and exchanged	0.0864
Rio Grande RSU [member]
Statement Line Items [Line Items]
Number of units received in exchange (in shares)	2
Rio Grande Resources Ltd [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.95%
Rio Grande Resources Ltd [member] | Foremost promissory note [member]
Statement Line Items [Line Items]
Total borrowings	$ 520,000
Rio Grande Resources Ltd [member] | Key management personnel of entity or parent [member] | Barnard promissory note [member]
Statement Line Items [Line Items]
Total borrowings	$ 677,450
Borrowings, interest rate	8.95%
Sierra Gold & Silver Ltd. [member]
Statement Line Items [Line Items]
Proportion of voting rights held in subsidiary	100.00%
Sierra Gold & Silver Ltd. [member] | Rio Grande Resources Ltd [member]
Statement Line Items [Line Items]
Denominator of formula for shares issued (in shares)	0.8005
Numerator of formula for shares issued (in shares)	2